INVESTMENT IN ASSOCIATE (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Disclosure of associates [line items]
Share of loss of equity investment	$ (195,726)	$ 119,654	$ 25,036
Waterproof [Member]
Disclosure of associates [line items]
Balance, beginning of year	397,629	509,857	534,893
Share of loss of equity investment	195,726	(119,654)	(25,036)
Currency translation adjustment	(6,081)	7,426	0
Derecognition to investment in equity instruments	(587,274)
Balance, end of year		$ 397,629	$ 509,857